Stockholders' Equity - Summary of Status of Options Granted (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding Balance		211,559	139,395	119,106
Number of Options, Granted	0	0	95,800	58,324
Number of Options, Exercised			0	(1,167)
Number of Options, Forfeited	(720)	(720)	(18,812)	(24,538)
Number of Options, Expired	0	(5)	(4,824)	(12,330)
Number of Options, Outstanding Balance	210,834	210,834	211,559	139,395	119,106
Number of Options, Vested and expected to vest			211,559
Number of Options, Exercisable			10,445
Weighted Average Exercise Price, Outstanding Balance		$ 20.58	$ 31.16	$ 44.00
Weighted Average Exercise Price, Granted			3.84	17.58
Weighted Average Exercise Price, Exercised			0	7.01
Weighted Average Exercise Price, Forfeited			11.98	36.31
Weighted Average Exercise Price, Expired			56.12	83.49
Weighted Average Exercise Price, Outstanding Balance			20.58	$ 31.16	$ 44.00
Weighted Average Exercise Price, Vested and expected to vest			20.58
Weighted Average Exercise Price, Exercisable			$ 1.25
Weighted-Average Remaining Contractual Life, Outstanding (in years)			7 years 7 months 6 days	8 years 3 months 18 days	8 years 7 months 6 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest (in years)			7 years 7 months 6 days
Weighted-Average Remaining Contractual Life, Exercisable (in years)			5 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding		$ 52,200	$ 3,733,900	$ 66,329,800
Aggregate Intrinsic Value, Exercised			0	1,125,600
Aggregate Intrinsic Value, Outstanding			52,200	$ 3,733,900	$ 66,329,800
Aggregate Intrinsic Value, Vested and expected to vest			52,200
Aggregate Intrinsic Value, Exercisable			$ 52,200